SUBSEQUENT EVENTS - Sale of Nova Cold (Details) - Nova Cold - Disposal group, disposed of by sale, not discontinued operations - Disposal of major subsidiary $ in Millions	Jan. 02, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds	$ 45
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds	$ 255